                                        VIP Global Opportunities Fund
                                        VIP Growth Fund
                                        VIP Diversified Assets Fund
                                        VIP Fixed IncomeFund
                                        VIP Money MarketFund

                                   [GRAPHIC]

                                        USAllianz VIP Funds

                                        Semi-Annual Report


                                        June 30, 2000



                                                     [LOGO OF USALLIANZ FUNDS]

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

                               Table of Contents

                             Letter to Shareholders
                                     Page 1

                       Schedules of Portfolio Investments
                                     Page 3

                      Statements of Assets and Liabilities
                                    Page 13

                            Statements of Operations
                                    Page 14

                      Statements of Changes in Net Assets
                                    Page 15

                         Notes to Financial Statements
                                    Page 17

                              Financial Highlights

 Letter to Shareholders

Dear Shareholders,

We are pleased to present this semi-annual report for the USAllianz Variable Insurance Products Trust (the "USAllianz VIP Funds") for the six-month period ended June 30, 2000.

The stock and bond markets were volatile during the period. The U.S. economy's stronger-than-expected growth rate fueled fears of inflation and caused the Federal Reserve ("the Fed") to raise short-term interest rates in an effort to slow economic growth. That, in turn, led to losses in some sectors of the financial markets.

A Volatile Period for Stocks and Bonds
Overall, stocks posted a gain, with the Standard and Poor's 500 Index/1/ returning a -0.43% during the six-month period ended June 30, 2000. That performance masked significant price movements. Stocks posted strong gains during the first half of the period, driven by shares of small-cap technology and Internet-related companies. However, many high-flying technology and Internet shares suffered severe losses beginning in April. This correction in part reflected investors' concerns about the high valuations of these shares.

The performance of the bond market also was uneven. Strong U.S. economic growth and fears of rising inflation caused the Fed to raise short-term interest rates by 100 basis points (1.0%) during the period. Short-term bonds suffered in that environment. However, long-term issues unexpectedly performed well due to the Fed's decision to buy back long-term Treasuries, effectively reducing the supply of such issues.

Looking Ahead
We believe interest rates may rise further in the short term. However, we anticipate that the Fed's rate hikes eventually will slow the economy and head off inflation leading to an eventual decline in interest rates over the long term.

In our opinion, stocks should benefit in that environment. During the spring correction investors favored shares of companies with strong fundamentals over speculative stocks of unproven firms. Going forward, we expect to see a return of fundamental stock analysis and less enthusiasm for many "new economy" stocks.

The stock market's recent volatility is a good reminder that it is impossible to predict how stocks and bonds will perform in the short term--and that the best way to achieve your financial goals is to build and maintain a long-term portfolio that is diversified across stocks, bonds and cash investments. Such an approach should help you weather short-term market volatility, and provide a balance between strong growth potential and mild risk.

Thank you for your confidence in the USAllianz VIP Funds. We will work hard to retain that trust, bringing to bear our investment expertise and our belief in the power of well-managed portfolios. If you have questions about the Funds, please call our shareholder representatives at 1-800-624-0197.

Sincerely,


[PHOTO OF DAVID P. MARKS]

/s/ David P. Marks
David P. Marks
Chief Investment Officer, Allianz of America, Inc.
Chairperson, USAllianz VIP Trust

/1/The Standard & Poor's 500 Stock Index is an unmanaged index that represents the performance of the large-capitalization equity market. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.


           USAllianz Variable Insurance Products Trust is NOT INSURED BY THE FDIC or any other governmental agency, are not deposits or obligations of, or endorsed or guaranteed by, USAllianz of America, Inc., the distributor or any of their affiliates, and involves investment risks, including the possible loss of the principal amount invested.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Growth Fund

                       Schedule of Portfolio Investments
                           June 30, 2000 (Unaudited)

                                                                       Market
  Shares                                                                Value
 --------                                                            -----------

 Common Stocks (94.2%)
 Aerospace/Defense (0.9%)
    2,000 United Technologies Corp. ..............................   $   117,750
                                                                     -----------
 Banking/Financial Services (12.2%)
    1,950 American Express Co.....................................       101,644
    2,000 Bank of America Corp....................................        86,000
    5,000 Citigroup, Inc..........................................       301,249
    3,500 Fleet Boston Financial Corp.............................       119,000
    2,250 Legg Mason, Inc.........................................       112,500
      900 Lehman Brothers Holdings, Inc...........................        85,106
    3,750 Mellon Financial Corp...................................       136,641
    1,250 Merrill Lynch & Co......................................       143,750
      750 Providian Financial Corp................................        67,500
    2,000 State Street Corp.......................................       212,125
    4,500 Wells Fargo Co..........................................       174,375
                                                                     -----------
                                                                       1,539,890
                                                                     -----------
 Beverages (1.7%)
    1,100 Coca-Cola Co............................................        63,181
    3,500 PepsiCo, Inc............................................       155,532
                                                                     -----------
                                                                         218,713
                                                                     -----------
 Biotechnology (4.0%)
    2,250 Amgen, Inc.*............................................       158,062
      400 Cepheid, Inc.*..........................................         3,525
    1,500 Chiron Corp.*...........................................        71,250
    1,000 IDEC Pharmaceuticals Corp.*.............................       117,313
    3,000 Immunex Corp.*..........................................       148,313
      150 PE Corp.--Celera Genomics Group*........................        14,025
                                                                     -----------
                                                                         512,488
                                                                     -----------
 Building Materials (0.1%)
    1,000 Masco Corp..............................................        18,063
                                                                     -----------
 Chemicals (0.6%)
    2,000 Praxair, Inc............................................        74,875
                                                                     -----------
 Computers (13.9%)
    1,000 America Online, Inc.*...................................        52,750
    6,000 Cisco Systems, Inc.*....................................       381,374
      675 Computer Sciences Corp.*................................        50,414
    1,000 Electronic Arts, Inc.*..................................        72,938
    1,000 FirstWorld Communications, Inc., Class B *..............        10,500
      600 Inktomi Corp.*..........................................        70,950
    1,750 International Business Machines Corp. ..................       191,734
      600 InterWorld Corp.*.......................................        12,300
    5,000 Microsoft Corp.*........................................       399,999
      500 Scient Corp.*...........................................        22,063
    4,000 Sun Microsystems, Inc.*.................................       363,750
    2,250 Via Net.Works, Inc.*....................................        34,734
      700 Yahoo!, Inc.*...........................................        86,713
                                                                     -----------
                                                                       1,750,219
                                                                     -----------

                                                                       Market
  Shares                                                                Value
 --------                                                            -----------

 Common Stocks, continued
 Electric Utilities (2.1%)
    5,700 AES Corp.*..............................................   $   260,063
                                                                     -----------
 Electrical Equipment (4.1%)
    9,750 General Electric Co.....................................       516,750
                                                                     -----------
 Electronics (10.4%)
    3,000 Applied Materials, Inc.*................................       271,875
      400 Broadcom Corp., Class A*................................        87,575
    3,500 Intel Corp..............................................       467,906
    2,000 Lam Research Corp.*.....................................        75,000
    1,000 Micron Technology, Inc.*................................        88,063
    1,750 Novellus Systems, Inc.*.................................        98,984
    3,400 Texas Instruments, Inc..................................       233,538
                                                                     -----------
                                                                       1,322,941
                                                                     -----------
 Health Care (2.0%)
    5,000 Medtronic, Inc. ........................................       249,063
                                                                     -----------
 Household (3.2%)
    2,000 Clorox Co. .............................................        89,625
    1,300 Estee Lauder Companies, Inc., Class A...................        64,269
    2,000 Gillette Co.............................................        69,875
    1,100 Johnson & Johnson.......................................       112,062
    1,250 Procter & Gamble Co. ...................................        71,563
                                                                     -----------
                                                                         407,394
                                                                     -----------
 Manufacturing (1.2%)
    2,750 Illinois Tool Works, Inc. ..............................       156,750
                                                                     -----------
 Media (1.9%)
    1,000 Gannett Co., Inc. ......................................        59,813
    2,000 Omnicom Group...........................................       178,125
                                                                     -----------
                                                                         237,938
                                                                     -----------
 Oil/Gas (6.7%)
    3,000 BP Amoco plc, ADR.......................................       169,687
      500 Dynegy, Inc., Class A...................................        34,156
    1,000 Enron Corp. ............................................        64,500
    4,500 Exxon Mobil Corp. ......................................       353,249
    1,500 Halliburton Co. ........................................        70,781
    1,900 Petroleum Geo-Services A/S, ADR*........................        32,419
    2,250 R & B Falcon Corp.*.....................................        53,016
      500 Schlumberger Ltd........................................        37,313
    2,300 Stolt Comex Seaway SA, ADR*.............................        32,488
                                                                     -----------
                                                                         847,609
                                                                     -----------
 Paper/Forest Products (0.6%)
    3,000 Mead Corp...............................................        75,750
                                                                     -----------
 Pharmaceuticals (5.8%)
    1,900 Biochem Pharma, Inc.*...................................        46,788
    1,800 Bristol-Myers Squibb Co. ...............................       104,850
    1,250 Merck & Co., Inc. ......................................        95,781

                See accompanying notes to financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Growth Fund

                  Schedule of Portfolio Investments, Continued
                           June 30, 2000 (Unaudited)



                                                                       Market
  Shares                                                                Value
 --------                                                            -----------

 Common Stocks, continued
 Pharmaceuticals, continued
    8,450 Pfizer, Inc.............................................   $   405,600
    1,500 Schering-Plough Corp....................................        75,750
                                                                     -----------
                                                                         728,769
                                                                     -----------
 Retail/Wholesale (7.3%)
    3,500 Costco Wholesale Corp.*.................................       115,500
    2,000 CVS Corp................................................        80,000
      500 Gap, Inc................................................        15,625
    5,500 Home Depot, Inc.........................................       274,655
    1,500 Kroger Co.*.............................................        33,094
    3,000 McDonald's Corp. .......................................        98,813
      750 Target Corp.............................................        43,500
    4,500 Wal-Mart Stores, Inc....................................       259,313
                                                                     -----------
                                                                         920,500
                                                                     -----------
 Services (2.0%)
    4,100 Automatic Data Processing, Inc. ........................       219,606
      750 ChoicePoint, Inc.*......................................        33,375
                                                                     -----------
                                                                         252,981
                                                                     -----------
 Telecommunications (12.8%)
    2,500 ADC Telecommunications, Inc.*...........................       209,687
    4,000 AT&T Corp...............................................       126,500
      200 AT&T Wireless Group*....................................         5,575
    3,000 Bell Atlantic Corp......................................       152,438
    2,000 Intermedia Communications, Inc.*........................        59,500
    3,000 Lucent Technologies, Inc................................       177,750
    1,500 Nextel Communications, Inc., Class A*...................        91,781
    2,800 Nortel Networks Corp., ADR..............................       191,100

  Shares
    or
 Principal                                                            Market
  Amount                                                               Value
 ---------                                                          -----------

 Common Stocks, continued
 Telecommunications, continued
      500  Qualcomm, Inc.*.......................................   $    30,000
    1,850  SBC Communications, Inc...............................        80,013
    3,750  Sprint Corp...........................................       191,249
    1,150  US West, Inc..........................................        98,613
    6,000  Winstar Communications, Inc.*.........................       203,249
                                                                    -----------
                                                                      1,617,455
                                                                    -----------
 Tobacco (0.5%)
    2,500  Philip Morris Cos., Inc...............................        66,406
                                                                    -----------
 Travel/Entertainment (0.2%)
    1,500  Carnival Corp.........................................        29,250
                                                                    -----------
  Total Common Stocks                                                11,921,617
                                                                    -----------
 Money Market Mutual Funds (2.6%)
  331,183  Valiant Sweep Account.................................       331,183
                                                                    -----------
  Total Money Market Mutual Funds                                       331,183
                                                                    -----------
 U.S. Government Agency Mortgages (3.5%)
 Federal Home Loan Bank (2.3%)
 $300,000  6.31%, 07/26/00.......................................       298,747
                                                                    -----------
 Federal National Mortgage Association (1.2%)
  150,000  6.41%, 07/06/00.......................................       149,918
                                                                    -----------
  Total U.S. Government Agency Mortgages                                448,665
                                                                    -----------
  Total Investments (Cost $11,812,768) (a)--100.3%                   12,701,465
  Liabilities in excess of other assets--(0.3)%                         (34,685)
                                                                    -----------
  Total Net Assets--100.0%                                          $12,666,780
                                                                    ===========

--------
* Non-income producing security.
ADR--American Depository Receipt.
(a) Represents cost for federal tax purposes and differs from value by net unrealized appreciation as follows:

   Unrealized appreciation....... $1,783,880
   Unrealized depreciation.......   (895,183)
                                  ----------
   Net unrealized appreciation... $  888,697
                                  ==========

                See accompanying notes to financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Fixed Income Fund

                       Schedule of Portfolio Investments
                           June 30, 2000 (Unaudited)

 Principal                                                             Market
  Amount                                                                Value
 ---------                                                           -----------

 Corporate Bonds (59.5%)
 Aerospace/Defense (3.0%)
 $400,000  Raytheon Co., 6.40%, 12/15/18...........................  $   331,371
                                                                     -----------
 Autos (5.4%)
  200,000  Delphi Automotive Systems Corp., 6.125%, 05/01/04.......      188,502
  400,000  Ford Motor Co., 9.00%, 09/15/01.........................      407,833
                                                                     -----------
                                                                         596,335
                                                                     -----------
 Banking/Financial Services (21.1%)
  400,000  Associates Corp., 5.80%, 04/20/04.......................      374,870
  250,000  Bank of America Corp., 6.625%, 06/15/04.................      242,817
  400,000  Household Finance Corp., 6.50%, 11/15/08................      362,842
  200,000  Inter-American Development Bank, 6.75%, 07/15/27........      190,570
  250,000  Keycorp Capital III, 7.75%, 07/15/29....................      217,373
  250,000  KFW International Finance, 7.125%, 02/15/05.............      250,537
  400,000  Merrill Lynch & Co., 6.50%, 07/15/18....................      336,864
  250,000  Morgan Stanley Dean Witter & Co., 7.75%, 06/15/05.......      251,304
   93,910  Washington Mutual, Inc., 6.42%, 06/25/24 (b)............       93,723
                                                                     -----------
                                                                       2,320,900
                                                                     -----------
 Beverages (2.2%)
  250,000  Diageo Capital plc, 6.625%, 06/24/04....................      243,379
                                                                     -----------
 Electric Utilities (4.5%)
  250,000  Dominion Resources, Inc., 8.125%, 06/15/10..............      252,304
  250,000  Indiana Michigan Power Co., 6.875%, 07/01/04............      242,188
                                                                     -----------
                                                                         494,492
                                                                     -----------
 Insurance (3.6%)
  400,000  St. Paul Companies, Inc., 7.875%, 04/15/05..............      402,082
                                                                     -----------
 Oil/Gas (2.1%)
  250,000  Conoco, Inc., 6.35%, 04/15/09...........................      232,961
                                                                     -----------
 Paper/Forest Products (3.1%)
  400,000  Weyerhaeuser Co., 6.95%, 10/01/27.......................      344,729
                                                                     -----------
 Retail/Wholesale (2.3%)
  250,000  Wal-Mart Stores, Inc., 7.50%, 05/15/04..................      254,383
                                                                     -----------

 Principal                                                             Market
  Amount                                                                Value
 ---------                                                           -----------

 Corporate Bonds, continued
 Telecommunications (6.4%)
 $250,000  AT&T Corp., 5.625%, 03/15/04............................  $   235,221
  250,000  Deutsche Telekom AG, 7.75%, 06/15/05....................      251,706
  250,000  US West Capital Funding, Inc., 6.875%, 07/15/28.........      214,856
                                                                     -----------
                                                                         701,783
                                                                     -----------
 Transportation (2.2%)
  250,000  CSX Corp., 7.00%, 09/15/02..............................      246,418
                                                                     -----------
 Travel/Entertainment (3.6%)
  400,000  Walt Disney Co., 6.75%, 03/30/06........................      391,531
                                                                     -----------
  Total Corporate Bonds                                                6,560,364
                                                                     -----------
 Asset Backed Securities (4.2%)
  250,000  Chemical Master Credit Card Trust I, 5.98%, 09/15/08....      236,882
  240,000  Discover Card Master Trust I, 6.05%, 08/18/08 ..........      227,009
                                                                     -----------
  Total Asset Backed Securities                                          463,891
                                                                     -----------
 Money Market Mutual Funds (4.1%)
  449,445  Valiant Sweep Account...................................      449,445
                                                                     -----------
  Total Money Market Mutual Funds                                        449,445
                                                                     -----------
 Foreign Government Bonds (2.3%)
  250,000  Ontario (Province of), 7.625%, 06/22/04.................      252,851
                                                                     -----------
  Total Foreign Government Bonds                                         252,851
                                                                     -----------
 U.S. Government Agency Mortgages (20.0%)
 Federal National Mortgage Association (20.0%)
  200,000  6.45%, 08/01/00.........................................      198,940
  250,000  6.50%, 02/01/30.........................................      235,235
  400,000  7.50%, 05/01/30.........................................      388,658
  367,806  Pool #503222, 6.50%, 06/01/29...........................      346,909
  492,993  Pool #504173, 6.50%, 10/01/29...........................      464,985
  608,231  Pool #517110, 6.50%, 11/01/29...........................      573,675
                                                                     -----------
  Total U.S. Government Agency Mortgages                               2,208,402
                                                                     -----------
 U.S. Government Agency Debt (2.1%)
 Federal Home Loan Mortgage Corporation (2.1%)
  250,000  5.00%, 01/15/04.........................................      234,232
                                                                     -----------
  Total U.S. Government Agency Debt                                      234,232
                                                                     -----------

                See accompanying notes to financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Fixed Income Fund

                  Schedule of Portfolio Investments, Continued
                           June 30, 2000 (Unaudited)

 Principal                                                             Market
  Amount                                                                Value
 ---------                                                           -----------

 U.S. Treasury Obligations (15.1%)
 U.S. Treasury Bonds (7.5%)
 $410,000  U.S. Treasury Bond, 9.25%, 02/15/16....................   $   531,206
  125,000  U.S. Treasury Bond, 7.50%, 11/15/16....................       140,781
  150,000  U.S. Treasury Bond, 6.25%, 05/15/30....................       157,453
                                                                     -----------
                                                                         829,440
                                                                     -----------
 U.S. Treasury Inflation Indexed Obligations (0.5%)
   52,078  U.S. Treasury Inflation Indexed Note, 3.875%, 04/15/29.        51,932
                                                                     -----------

 Principal                                                            Market
  Amount                                                               Value
 ---------                                                          -----------

 U.S. Treasury Obligations, continued
 U.S. Treasury Notes (7.1%)
 $125,000  U.S. Treasury Note, 5.875%, 11/15/04...................  $   123,125
  100,000  U.S. Treasury Note, 6.625%, 05/15/07...................      102,063
  535,000  U.S. Treasury Note, 6.50%, 02/15/10....................      553,223
                                                                    -----------
                                                                        778,411
                                                                    -----------
  Total U.S. Treasury Obligations                                     1,659,783
                                                                    -----------
  Total Investments
   (Cost $11,951,544) (a)--107.3%                                    11,828,968
  Liabilities in excess of other assets--(7.3)%                        (806,161)
                                                                    -----------
  Total Net Assets--100.0%                                          $11,022,807
                                                                    ===========

--------
(a) Represents cost for federal tax purposes and differs from value by net unrealized depreciation as follows:

   Unrealized appreciation... $  50,003
   Unrealized depreciation...  (172,579)
                              ---------
   Net unrealized
   depreciation.............. $(122,576)
                              =========

(b) Floating rate note.
                See accompanying notes to financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Diversified Assets Fund

                       Schedule of Portfolio Investments
                           June 30, 2000 (Unaudited)

                                                                       Market
  Shares                                                                Value
 --------                                                            -----------

 Common Stocks (26.7%)
 Aerospace/Defense (0.3%)
      560 United Technologies Corp. ..............................   $    32,970
                                                                     -----------
 Banking/Financial Services (3.5%)
      546 American Express Co. ...................................        28,460
      560 Bank of America Corp. ..................................        24,080
    1,400 Citigroup, Inc. ........................................        84,350
      980 Fleet Boston Financial Corp. ...........................        33,320
      630 Legg Mason, Inc. .......................................        31,500
      252 Lehman Brothers Holdings, Inc. .........................        23,830
    1,040 Mellon Financial Corp. .................................        37,895
      350 Merrill Lynch & Co. ....................................        40,250
      300 Providian Financial Corp. ..............................        27,000
      560 State Street Corp. .....................................        59,395
    1,260 Wells Fargo Co. ........................................        48,825
                                                                     -----------
                                                                         438,905
                                                                     -----------
 Beverages (0.5%)
      308 Coca-Cola Co. ..........................................        17,691
      980 PepsiCo, Inc. ..........................................        43,549
                                                                     -----------
                                                                          61,240
                                                                     -----------
 Biotechnology (1.1%)
      490 Amgen, Inc.*............................................        34,423
      400 Cepheid, Inc.*..........................................         3,525
      420 Chiron Corp.*...........................................        19,950
      280 IDEC Pharmaceuticals Corp.*.............................        32,848
      840 Immunex Corp.*..........................................        41,527
       42 PE Corp.--Celera Genomics Group*........................         3,927
                                                                     -----------
                                                                         136,200
                                                                     -----------
 Building Materials (0.0%)
      280 Masco Corp. ............................................         5,058
                                                                     -----------
 Chemicals (0.2%)
      560 Praxair, Inc. ..........................................        20,965
                                                                     -----------
 Computers (3.9%)
      280 America Online, Inc.*...................................        14,770
    1,680 Cisco Systems, Inc.*....................................       106,784
      210 Computer Sciences Corp.*................................        15,684
      280 Electronic Arts, Inc.*..................................        20,423
      210 FirstWorld Communications, Inc., Class B*...............         2,205
      168 Inktomi Corp.*..........................................        19,866
      490 International Business Machines Corp. ..................        53,686
      168 InterWorld Corp.*.......................................         3,444
    1,400 Microsoft Corp.*........................................       111,999
      132 Scient Corp.*...........................................         5,825
    1,120 Sun Microsystems, Inc.*.................................       101,850
      700 Via Net.Works, Inc.*....................................        10,806
      200 Yahoo!, Inc.*...........................................        24,775
                                                                     -----------
                                                                         492,117
                                                                     -----------

                                                                       Market
  Shares                                                                Value
 --------                                                            -----------

 Common Stocks, continued
 Electric Utilities (0.6%)
    1,600 AES Corp.*..............................................   $    73,000
                                                                     -----------
 Electrical Equipment (1.2%)
    2,730 General Electric Co. ...................................       144,690
                                                                     -----------
 Electronics (2.9%)
      840 Applied Materials, Inc.*................................        76,124
      112 Broadcom Corp., Class A*................................        24,521
      980 Intel Corp. ............................................       131,013
      560 Lam Research Corp.*.....................................        21,000
      280 Micron Technology, Inc.*................................        24,658
      490 Novellus Systems, Inc.*.................................        27,716
      952 Texas Instruments, Inc. ................................        65,391
                                                                     -----------
                                                                         370,423
                                                                     -----------
 Health Care (0.6%)
    1,400 Medtronic, Inc. ........................................        69,738
                                                                     -----------
 Household (0.9%)
      560 Clorox Co. .............................................        25,095
      364 Estee Lauder Companies, Inc., Class A...................        17,995
      546 Gillette Co. ...........................................        19,076
      308 Johnson & Johnson.......................................        31,377
      350 Procter & Gamble Co. ...................................        20,038
                                                                     -----------
                                                                         113,581
                                                                     -----------
 Manufacturing (0.3%)
      770 Illinois Tool Works, Inc. ..............................        43,890
                                                                     -----------
 Media (0.6%)
      300 Gannett Co., Inc. ......................................        17,944
      600 Omnicom Group...........................................        53,437
                                                                     -----------
                                                                          71,381
                                                                     -----------
 Oil/Gas (1.9%)
      840 BP Amoco plc, ADR.......................................        47,512
      140 Dynegy, Inc., Class A...................................         9,564
      280 Enron Corp. ............................................        18,060
    1,260 Exxon Mobil Corp. ......................................        98,909
      420 Halliburton Co. ........................................        19,819
      600 Petroleum Geo-Services A/S, ADR*........................        10,238
      630 R & B Falcon Corp.*.....................................        14,844
      140 Schlumberger Ltd. ......................................        10,448
      700 Stolt Comex Seaway SA, ADR*.............................         9,888
                                                                     -----------
                                                                         239,282
                                                                     -----------
 Paper/Forest Products (0.2%)
      840 Mead Corp. .............................................        21,210
                                                                     -----------
 Pharmaceuticals (1.6%)
      532 Biochem Pharma, Inc.*...................................        13,101
      560 Bristol-Myers Squibb Co. ...............................        32,620
      350 Merck & Co., Inc. ......................................        26,819
    2,366 Pfizer, Inc. ...........................................       113,567
      420 Schering-Plough Corp. ..................................        21,210
                                                                     -----------
                                                                         207,317
                                                                     -----------

                See accompanying notes to financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Diversified Assets Fund

                  Schedule of Portfolio Investments, Continued
                           June 30, 2000 (Unaudited)

  Shares
    or
 Principal                                                             Market
  Amount                                                                Value
 ---------                                                           -----------

 Common Stocks, continued
 Retail/Wholesale (2.0%)
      980  Costco Wholesale Corp.*................................   $    32,340
      560  CVS Corp. .............................................        22,400
      140  Gap, Inc. .............................................         4,375
    1,540  Home Depot, Inc. ......................................        76,903
      420  Kroger Co.*............................................         9,266
      840  McDonald's Corp. ......................................        27,668
      200  Target Corp. ..........................................        11,600
    1,260  Wal-Mart Stores, Inc. .................................        72,608
                                                                     -----------
                                                                         257,160
                                                                     -----------
 Services (0.6%)
    1,148  Automatic Data Processing, Inc. .......................        61,490
      210  ChoicePoint, Inc.*.....................................         9,345
                                                                     -----------
                                                                          70,835
                                                                     -----------
 Telecommunications (3.6%)
      700  ADC Telecommunications, Inc.*..........................        58,712
    1,120  AT&T Corp. ............................................        35,420
       60  AT&T Wireless Group*...................................         1,673
      840  Bell Atlantic Corp. ...................................        42,683
      560  Intermedia Communications, Inc.*.......................        16,660
      840  Lucent Technologies, Inc. .............................        49,770
      420  Nextel Communications, Inc., Class A*..................        25,699
      784  Nortel Networks Corp., ADR.............................        53,508
      140  Qualcomm, Inc.*........................................         8,400
      600  SBC Communications, Inc. ..............................        25,950
    1,050  Sprint Corp. ..........................................        53,549
      322  US West, Inc...........................................        27,612
    1,680  Winstar Communications, Inc.*..........................        56,909
                                                                     -----------
                                                                         456,545
                                                                     -----------
 Tobacco (0.1%)
      700  Philip Morris Cos., Inc. ..............................        18,594
                                                                     -----------
 Travel/Entertainment (0.1%)
      420  Carnival Corp. ........................................         8,190
                                                                     -----------
  Total Common Stocks                                                  3,353,291
                                                                     -----------
 Corporate Bonds (42.7%)
 Autos (5.5%)
 $250,000  DaimlerChrysler Holding Corp., 7.09%, 08/23/02 (b).....       250,590
  200,000  Delphi Automotive Systems Corp., 6.125%, 05/01/04......       188,502
  250,000  Ford Motor Co., 9.00%, 09/15/01........................       254,896
                                                                     -----------
                                                                         693,988
                                                                     -----------
 Banking/Financial Services (15.8%)
  250,000  American General Finance Corp., 0.00%, 06/11/03 (b)....       249,769
  250,000  Associates Corp., 5.80%, 04/20/04......................       234,295


 Principal                                                             Market
  Amount                                                                Value
 ---------                                                           -----------

 Corporate Bonds, continued
 Banking/Financial Services, continued
 $250,000  Bank of America Corp., 6.625%, 06/15/04................   $   242,817
  200,000  Chase Manhattan Corp., 6.375%, 04/01/08................       182,861
  250,000  Household Finance Corp., 6.50%, 11/15/08...............       226,777
  250,000  Japan Bank, 7.125%, 06/20/05...........................       249,802
  250,000  KFW International Finance, 7.125%, 02/15/05............       250,536
  250,000  Morgan Stanley Dean Witter & Co., 8.00%, 06/15/10......       252,463
   93,910  Washington Mutual, Inc., 6.42%, 06/25/24 (b)...........        93,723
                                                                     -----------
                                                                       1,983,043
                                                                     -----------
 Beverages (1.9%)
  250,000  Diageo Capital plc, 6.625%, 06/24/04...................       243,379
                                                                     -----------
 Electric Utilities (5.9%)
  250,000  Dominion Resources, Inc., 8.125%, 06/15/10.............       252,303
  250,000  FPL Group Capital, Inc., 7.625%, 09/15/06..............       250,266
  250,000  Indiana Michigan Power Co., 6.875%, 07/01/04...........       242,188
                                                                     -----------
                                                                         744,757
                                                                     -----------
 Insurance (1.9%)
  250,000  Hartford Life, Inc., 6.90%, 06/15/04...................       243,764
                                                                     -----------
 Oil/Gas (3.8%)
  250,000  Conoco, Inc., 6.35%, 04/15/09..........................       232,961
  250,000  Enron Corp., 6.45%, 11/15/01...........................       247,305
                                                                     -----------
                                                                         480,266
                                                                     -----------
 Paper/Forest Products (2.0%)
  250,000  International Paper Co., 8.125%, 07/08/05..............       252,206
                                                                     -----------
 Retail/Wholesale (2.0%)
  250,000  Wal-Mart Stores, Inc., 7.50%, 05/15/04.................       254,383
                                                                     -----------
 Telecommunications (1.9%)
  250,000  AT&T Corp., 5.625%, 03/15/04...........................       235,221
                                                                     -----------
 Transportation (2.0%)
  250,000  CSX Corp., 7.00%, 09/15/02.............................       246,418
                                                                     -----------
  Total Corporate Bonds                                                5,377,425
                                                                     -----------

                See accompanying notes to financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Diversified Assets Fund

                  Schedule of Portfolio Investments, Continued
                           June 30, 2000 (Unaudited)

 Principal                                                             Market
  Amount                                                                Value
 ---------                                                           -----------

 Asset Backed Securities (5.2%)
 $250,000  Citibank Credit Card Master Trust I, 6.10%, 05/15/08...   $   236,500
  250,000  Discover Card Master Trust, 6.20%, 05/16/06............       241,900
  180,000  Fleet Credit Card Master Trust, 6.00%, 11/15/05........       175,433
                                                                     -----------
  Total Asset Backed Securities                                          653,833
                                                                     -----------
 Money Market Mutual Funds (3.1%)
  386,480  Valiant Sweep Account..................................       386,480
                                                                     -----------
  Total Money Market Mutual Funds                                        386,480
                                                                     -----------
 Foreign Government Bonds (2.0%)
  250,000  Ontario (Province of), 7.625%, 06/22/04................       252,851
                                                                     -----------
  Total Foreign Government Bonds                                         252,851
                                                                     -----------
 U.S. Government Agency Mortgages (14.9%)
 Federal Home Loan Bank (3.6%)
  300,000  6.27%, 07/06/00........................................       299,837
  150,000  6.31%, 07/26/00........................................       149,373
                                                                     -----------
                                                                         449,210
                                                                     -----------
 Federal National Mortgage Association (11.3%)
  700,000  6.45%, 08/14/00........................................       694,676
  200,000  7.50%, 05/01/30........................................       194,329
  572,686  Pool #504173, 6.50%, 10/01/29..........................       540,149
                                                                     -----------
                                                                       1,429,154
                                                                     -----------
  Total U.S. Government Agency Mortgages                               1,878,364
                                                                     -----------

 Principal                                                           Market
  Amount                                                              Value
 ---------                                                         -----------

 U.S. Government Agency Debt (1.9%)
 Federal Home Loan Mortgage Corporation (1.9%)
 $250,000  5.00%, 01/15/04......................................   $   234,232
                                                                   -----------
  Total U.S. Government Agency Debt                                    234,232
                                                                   -----------
 U.S. Treasury Obligations (5.0%)
 U.S. Treasury Inflation Indexed Obligations (0.2%)
   26,039  U.S. Treasury Inflation Indexed Note, 3.875%,
            04/15/29............................................        25,966
 U.S. Treasury Notes (4.8%)
   85,000  U.S. Treasury Note, 6.375%, 01/31/02.................        84,814
  500,000  U.S. Treasury Note, 6.50%, 02/15/10..................       517,031
                                                                   -----------
                                                                       601,845
                                                                   -----------
  Total U.S. Treasury Obligations                                      627,811
                                                                   -----------
  Total Investments
   (Cost $12,570,705) (a)--101.5%                                   12,764,287
  Liabilities in excess of other assets--(1.5)%                       (185,750)
                                                                   -----------
  Total Net Assets--100.0%                                         $12,578,537
                                                                   ===========

--------
*  Non-income producing security.
ADR--American Depository Receipt.
(a) Represents cost for federal tax purposes and differs from value by net unrealized appreciation as follows:

   Unrealized appreciation.... $ 541,767
   Unrealized depreciation....  (348,185)
                               ---------
   Net unrealized
   appreciation............... $ 193,582
                               =========

(b) Floating rate note.
                See accompanying notes to financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Money Market Fund

                       Schedule of Portfolio Investments
                           June 30, 2000 (Unaudited)

 Principal                                                             Market
  Amount                                                                Value
 ---------                                                           -----------

 Commercial Paper (91.9%)
 Banking/Financial Services (22.1%)
 $400,000  CSW Credit, Inc., 6.50%, 07/05/00......................   $   399,710
  400,000  Henkel, Inc., 6.53%, 08/10/00..........................       397,098
  400,000  KFW International Finance, Inc., 6.56%, 09/05/00.......       395,189
  400,000  Teco Finance, Inc., 6.55%, 08/14/00....................       396,798
  400,000  Transamerica Financial, 6.59%, 07/10/00................       399,341
  400,000  USAA Capital Corp., 6.52%, 08/14/00....................       396,812
                                                                     -----------
                                                                       2,384,948
                                                                     -----------
 Beverages (3.7%)
  400,000  Coca-Cola Co., 6.53%, 09/07/00.........................       395,066
                                                                     -----------
 Biotechnology (2.5%)
  275,000  Amgen, Inc., 6.51%, 07/12/00...........................       274,453
                                                                     -----------
 Building (3.7%)
  400,000  Ciesco LP, 6.55%, 07/05/00.............................       399,709
                                                                     -----------
 Energy (3.7%)
  400,000  Equitable Resources, Inc., 6.54%, 07/06/00.............       399,637
                                                                     -----------
 Food (14.8%)
  400,000  Campbell Soup Co., 6.50%, 07/17/00.....................       398,845
  400,000  General Mills, Inc., 6.54%, 09/11/00...................       394,768
  400,000  H.J. Heinz Co., 6.52%, 08/01/00........................       397,754
  400,000  Hershey Foods Corp., 6.52%, 08/08/00...................       397,247
                                                                     -----------
                                                                       1,588,614
                                                                     -----------
 Health Care (3.0%)
  325,000  Becton, Dickinson & Co., 6.55%, 08/07/00...............       322,819
                                                                     -----------
 Household (7.4%)
  400,000  Gillette Co., 6.55%, 08/10/00..........................       397,089
  400,000  Procter & Gamble Co., 6.50%, 07/19/00..................       398,700
                                                                     -----------
                                                                         795,789
                                                                     -----------
 Insurance (1.9%)
  200,000  St. Paul Companies, Inc., 6.50%, 07/13/00..............       199,567
                                                                     -----------

 Principal                                                            Market
  Amount                                                               Value
 ---------                                                          -----------

 Commercial Paper, continued
 Manufacturing (6.0%)
 $400,000  Michelin National, Inc., 6.44%, 07/14/00..............   $   399,070
  250,000  Snap-on, Inc., 6.70%, 07/07/00........................       249,721
                                                                    -----------
                                                                        648,791
                                                                    -----------
 Media (6.4%)
  400,000  McGraw-Hill Cos., Inc., 6.57%, 09/21/00...............       394,014
  300,000  Washington Post Co., 6.53%, 08/21/00..................       297,225
                                                                    -----------
                                                                        691,239
                                                                    -----------
 Pharmaceuticals (7.4%)
  400,000  Glaxo Wellcome plc, 6.54%, 07/07/00...................       399,564
  400,000  Pfizer, Inc., 6.52%, 08/01/00.........................       397,754
                                                                    -----------
                                                                        797,318
                                                                    -----------
 Retail/Wholesale (6.3%)
  275,000  Gap, Inc., 6.50%, 07/10/00............................       274,553
  400,000  NIKE, Inc., 6.55%, 07/05/00...........................       399,709
                                                                    -----------
                                                                        674,262
                                                                    -----------
 Telecommunications (3.0%)
  325,000  Bellsouth Capital Funding Corp., 6.50%, 07/06/00......       324,707
                                                                    -----------
  Total Commercial Paper                                              9,896,919
                                                                    -----------
 Corporate Bonds (7.4%)
 Banking/Financial Services (7.4%)
  400,000  General Electric Capital Corp., 6.02%, 05/04/01.......       396,534
  400,000  International Lease Finance Corp., 6.96%, 05/03/01....       399,731
                                                                    -----------
  Total Corporate Bonds                                                 796,265
                                                                    -----------
 Money Market Mutual Funds (1.2%)
  132,962  Valiant Sweep Account.................................       132,962
                                                                    -----------
  Total Money Market Mutual Funds                                       132,962
                                                                    -----------
  Total Investments
   (Cost $10,826,146) (a)--100.5%                                    10,826,146
  Liabilities in excess of other assets--(0.5)%                         (58,132)
                                                                    -----------
  Total Net Assets--100.0%                                          $10,768,014
                                                                    ===========

--------
(a)  Also represents cost for federal tax purposes.
                See accompanying notes to financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Global Opportunities Fund

                       Schedule of Portfolio Investments
                           June 30, 2000 (Unaudited)

                                                                        Market
 Shares                                                                 Value
 -------                                                              ----------

 Common Stocks (98.2%)
 Canada (1.7%)
 Telecommunications (1.7%)
   2,400 Nortel Networks Corp......................................   $  166,353
                                                                      ----------
 Finland (2.7%)
 Telecommunications (2.7%)
   5,200 Nokia Oyj.................................................      266,430
                                                                      ----------
 France (10.1%)
 Banking/Financial Services (1.8%)
   1,800 Banque Nationale de Paris.................................      173,927
                                                                      ----------
 Building (0.4%)
     500 Lafarge SA................................................       39,015
                                                                      ----------
 Electronics (1.8%)
   2,800 STMicroelectronics NV.....................................      177,147
                                                                      ----------
 Insurance (1.9%)
   1,200 Axa.......................................................      189,801
                                                                      ----------
 Oil/Gas (2.8%)
   1,800 Total Fina Elf SA.........................................      277,108
                                                                      ----------
 Services (1.4%)
     300 Cap Gemini SA.............................................       53,058
   1,000 Vivendi...................................................       88,622
                                                                      ----------
                                                                         141,680
                                                                      ----------
                                                                         998,678
                                                                      ----------
 Germany (0.9%)
 Computers (0.9%)
     600 SAP AG....................................................       90,012
                                                                      ----------
 Hong Kong (1.0%)
 Building (0.4%)
  50,000 New World Infrastructure, Ltd.*...........................       44,259
                                                                      ----------
 Real Estate Assets (0.6%)
   5,000 Cheung Kong (Holdings), Ltd...............................       55,324
                                                                      ----------
                                                                          99,583
                                                                      ----------
 Japan (8.5%)
 Banking/Financial Services (1.4%)
   3,800 Nomura Securities Co., Ltd................................       93,203
   3,330 The Bank of Tokyo-Mitsubishi, Ltd.........................       40,318
                                                                      ----------
                                                                         133,521
                                                                      ----------
 Chemicals (1.4%)
   2,800 Shin-Etsu Chemical Co.....................................      142,381
                                                                      ----------
 Electronics (4.3%)
   6,200 Minebea Co., Ltd..........................................       77,938
   1,240 Sony Corp.................................................      116,029
   1,000 Tokyo Electron, Ltd.......................................      137,238
   8,100 Toshiba Corp..............................................       91,640
                                                                      ----------
                                                                         422,845
                                                                      ----------

                                                                        Market
 Shares                                                                 Value
 -------                                                              ----------

 Common Stocks, continued
 Telecommunications (1.4%)
       5 NTT Mobile Communications, Inc............................   $  135,631
                                                                      ----------
                                                                         834,378
                                                                      ----------
 Netherlands (3.3%)
 Banking/Financial Services (1.9%)
   2,700 Fortis (NL) NV............................................       78,914
   1,700 ING Groep NV..............................................      115,376
                                                                      ----------
                                                                         194,290
                                                                      ----------
 Computers (0.2%)
     500 Equant NV*................................................       20,399
                                                                      ----------
 Telecommunications (1.2%)
   2,400 Koninklijke (Royal) Philips Electronics NV................      113,650
                                                                      ----------
                                                                         328,339
                                                                      ----------
 Singapore (0.6%)
 Media (0.6%)
   4,000 Singapore Press Holdings..................................       62,465
                                                                      ----------
 South Korea (0.5%)
 Electronics (0.5%)
     250 Samsung Electronics.......................................       48,250
                                                                      ----------
 Spain (1.3%)
 Telecommunications (1.3%)
   6,000 Telefonica SA*............................................      129,410
                                                                      ----------
 Switzerland (3.1%)
 Food (2.1%)
     100 Nestle SA.................................................      200,825
                                                                      ----------
 Household (0.0%)
      12 Givaudan*.................................................        3,664
                                                                      ----------
 Pharmaceuticals (1.0%)
      10 Roche Holding AG..........................................       97,659
                                                                      ----------
                                                                         302,148
                                                                      ----------
 United Kingdom (10.8%)
 Aerospace/Defense (0.8%)
  12,000 British Aerospace plc.....................................       74,802
                                                                      ----------
 Banking/Financial Services (2.0%)
  21,000 Lloyds TSB Group plc......................................      199,017
                                                                      ----------
 Electric Utilities (0.7%)
   8,000 Scottish Power plc........................................       67,641
                                                                      ----------
 Food (0.8%)
  25,000 Tesco plc.................................................       77,682
                                                                      ----------
 Insurance (1.2%)
  10,000 Allied Zurich plc.........................................      118,009
                                                                      ----------
 Manufacturing (0.8%)
  21,000 Invensys plc..............................................       78,765
                                                                      ----------
 Pharmaceuticals (0.9%)
   3,000 Glaxo Wellcome plc........................................       87,519
                                                                      ----------

                See accompanying notes to financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Global Opportunities Fund

                  Schedule of Portfolio Investments, Continued
                           June 30, 2000 (Unaudited)

                                                                        Market
 Shares                                                                 Value
 -------                                                              ----------

 Common Stocks, continued
 Services (0.6%)
  10,000 Hays plc..................................................   $   55,371
                                                                      ----------
 Telecommunications (3.0%)
   5,000 British Telecom plc.......................................       64,644
  58,964 Vodafone AirTouch plc.....................................      238,338
                                                                      ----------
                                                                         302,982
                                                                      ----------
                                                                       1,061,788
                                                                      ----------
 United States (53.7%)
 Aerospace/Defense (0.7%)
   2,000 Honeywell International, Inc..............................       67,375
                                                                      ----------
 Banking/Financial Services (5.0%)
   3,300 Citigroup, Inc............................................      198,825
     900 Merrill Lynch & Co........................................      103,500
   5,000 Wells Fargo Co............................................      193,750
                                                                      ----------
                                                                         496,075
                                                                      ----------
 Beverages (0.8%)
   1,800 PepsiCo, Inc..............................................       79,988
                                                                      ----------
 Biotechnology (1.4%)
   2,000 Amgen, Inc.*..............................................      140,500
                                                                      ----------
 Computers (8.1%)
   3,800 Cisco Systems, Inc.*......................................      241,537
   1,000 International Business Machines Corp......................      109,563
   2,000 Microsoft Corp.*..........................................      160,000
   2,500 Sun Microsystems, Inc.*...................................      227,344
     500 Yahoo!, Inc.*.............................................       61,938
                                                                      ----------
                                                                         800,382
                                                                      ----------
 Electric Utilities (1.8%)
   3,800 AES Corp.*................................................      173,375
                                                                      ----------
 Electrical Equipment (2.5%)
   4,600 General Electric Co.......................................      243,799
                                                                      ----------
 Electronics (6.4%)
   1,400 Applied Materials, Inc.*..................................      126,875
   1,500 Intel Corp................................................      200,531
   1,800 Novellus Systems, Inc.*...................................      101,813
   3,000 Texas Instruments, Inc....................................      206,063
                                                                      ----------
                                                                         635,282
                                                                      ----------
 Health Care (1.3%)
   2,500 Medtronic, Inc............................................      124,531
                                                                      ----------

                                                                       Market
 Shares                                                                Value
 -------                                                             ----------

 Common Stocks, continued
 Media (1.4%)
   1,500 Omnicom Group............................................   $  133,594
                                                                     ----------
 Oil/Gas (3.9%)
   2,200 Exxon Mobil Corp.........................................      172,700
   1,000 Halliburton Co...........................................       47,188
   2,700 Royal Dutch Petroleum Co., ADR...........................      166,219
                                                                     ----------
                                                                        386,107
                                                                     ----------
 Pharmaceuticals (4.3%)
   6,050 Pfizer, Inc..............................................      290,399
   2,600 Schering-Plough Corp.....................................      131,300
                                                                     ----------
                                                                        421,699
                                                                     ----------
 Retail/Wholesale (4.3%)
   3,500 Costco Wholesale Corp.*..................................      115,500
   2,700 Home Depot, Inc..........................................      134,831
   1,900 McDonald's Corp..........................................       62,581
   2,000 Wal-Mart Stores, Inc.....................................      115,250
                                                                     ----------
                                                                        428,162
                                                                     ----------
 Services (1.9%)
   3,500 Automatic Data Processing, Inc...........................      187,469
                                                                     ----------
 Telecommunications (9.9%)
   4,000 ADC Telecommunications, Inc.*............................      335,499
   1,800 AT&T Corp................................................       56,925
   1,900 Bell Atlantic Corp.......................................       96,544
   6,600 Ericsson (LM), ADR.......................................      132,000
   1,000 Nextel Communications, Inc., Class A*....................       61,188
   4,500 Sprint Corp..............................................      229,499
   2,000 Winstar Communications, Inc.*............................       67,750
                                                                     ----------
                                                                        979,405
                                                                     ----------
                                                                      5,297,743
                                                                     ----------
  Total Common Stocks                                                 9,685,577
                                                                     ----------
 Money Market Mutual Funds (1.9%)
 187,069 Valiant Sweep Account                                          187,069
                                                                     ----------
  Total Money Market Mutual Funds                                       187,069
                                                                     ----------
  Total Investments
   (Cost $10,104,820) (a)--100.1%                                     9,872,646
  Liabilities in excess of other assets--(0.1)%                         (12,460)
                                                                     ----------
  Total Net Assets--100.0%                                           $9,860,186
                                                                     ==========

--------
* Non-income producing security.
ADR--American Depository Receipt.
(a) Represents cost for federal tax purposes and differs from value by net unrealized depreciation as follows:

   Unrealized appreciation....... $ 636,978
   Unrealized depreciation.......  (869,152)
                                  ---------
   Net unrealized depreciation... $(232,174)
                                  =========

                See accompanying notes to financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                      Statements of Assets and Liabilities
                           June 30, 2000 (Unaudited)


                                         Fixed     Diversified    Money        Global
                            Growth      Income       Assets      Market     Opportunities
                             Fund        Fund         Fund        Fund          Fund
                          ----------- -----------  ----------- -----------  -------------
         ASSETS
Investments, at value
 (cost $11,812,768,
 $11,951,544,
 $12,570,705,
 $10,826,146,
 $10,104,820)...........  $12,701,465 $11,828,968  $12,764,287 $10,826,146   $ 9,872,646
Cash....................          --          --           --          --            237
Foreign currency, at
 value (cost $0, $0, $0,
 $0, $2,307)............          --          --           --          --          2,306
Dividends and interest
 receivable.............        8,337     156,371       90,835      10,127         4,056
Receivable for
 investments sold.......        5,080         --           --          --            --
Receivable from
 Investment Adviser.....        2,799       3,993        1,797       4,097           --
Reclaim receivable......          --          --           --          --          3,673
                          ----------- -----------  ----------- -----------   -----------
  Total Assets..........   12,717,681  11,989,332   12,856,919  10,840,370     9,882,918
                          ----------- -----------  ----------- -----------   -----------
      LIABILITIES
Income payable..........        8,777      54,159       42,973      51,063           --
Securities purchased
payable.................          --      871,924      193,641         --            --
Investment Advisory fees
payable.................          --          --           --          --          2,158
Administration fees
payable.................        4,171       3,994        4,762       1,164         1,535
Distribution fees
payable.................        2,593       2,246        2,591       2,213         2,050
Custody fees payable....        2,120       2,373        1,887       1,867         1,849
Other accrued
liabilities.............       33,240      31,829       32,528      16,049        15,140
                          ----------- -----------  ----------- -----------   -----------
  Total Liabilities.....       50,901     966,525      278,382      72,356        22,732
                          ----------- -----------  ----------- -----------   -----------
NET ASSETS..............  $12,666,780 $11,022,807  $12,578,537 $10,768,014   $ 9,860,186
                          =========== ===========  =========== ===========   ===========
Shares of beneficial
 interest outstanding
 (unlimited shares
 authorized)............    1,137,646   1,125,801    1,223,416  10,768,098     1,004,603
Net Asset Value,
 offering price and
 redemption price per
 share..................  $     11.13 $      9.79  $     10.28 $      1.00   $      9.82
 NET ASSETS CONSIST OF
Capital.................  $11,481,498 $11,198,166  $12,273,682 $10,768,098   $10,047,178
Accumulated
 undistributed net
 investment income......          --           63           59         --          4,572
Accumulated net realized
 gain/ (loss) on
 investments and foreign
 currency transactions..      296,585     (52,846)     111,214         (84)       40,508
Net unrealized
 appreciation/
 (depreciation) on
 investments and foreign
 currency transactions..      888,697    (122,576)     193,582         --       (232,072)
                          ----------- -----------  ----------- -----------   -----------
  TOTAL NET ASSETS......  $12,666,780 $11,022,807  $12,578,537 $10,768,014   $ 9,860,186
                          =========== ===========  =========== ===========   ===========

                See accompanying notes to financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                            Statements of Operations
                 For the Period Ended June 30, 2000 (Unaudited)


                                         Fixed    Diversified  Money       Global
                               Growth    Income     Assets     Market   Opportunities
                                Fund      Fund       Fund     Fund (a)    Fund (a)
                              --------  --------  ----------- --------  -------------
Investment Income:
Dividends (Net of foreign
 withholding tax of $0, $0,
 $0, $0, $5,078)............  $ 55,108  $  8,952   $ 23,964   $  8,375    $  43,247
Interest....................     7,646   353,859    271,092    253,914       23,692
                              --------  --------   --------   --------    ---------
  Total Investment Income...    62,754   362,811    295,056    262,289       66,939
                              --------  --------   --------   --------    ---------
Expenses:
Investment Advisory fees....    44,981    26,607     32,417     14,791       39,237
Administration fees.........    32,283    32,135     32,898     25,890       26,262
Distribution fees...........    14,994    13,303     14,735     10,565       10,326
Custodian fees..............     3,004     2,648      2,945      2,201        2,182
Fund Accounting fees........     1,566     1,914      2,722      1,032        1,718
Legal fees..................     7,318     6,553      7,396      5,252        5,044
Audit fees..................     5,062     5,655      5,833      5,032        5,127
Offering fees...............     5,897     5,307      5,905      3,539        3,399
Other expenses..............    10,115     7,327      8,455      7,393        7,197
                              --------  --------   --------   --------    ---------
  Total expenses before
   waivers/reimbursements...   125,220   101,449    113,306     75,695      100,492
  Less expenses
   waived/reimbursed........   (71,243)  (61,539)   (54,366)   (37,661)     (38,125)
                              --------  --------   --------   --------    ---------
  Total Net Expenses........    53,977    39,910     58,940     38,034       62,367
                              --------  --------   --------   --------    ---------
Net Investment Income.......     8,777   322,901    236,116    224,255        4,572
                              --------  --------   --------   --------    ---------
Net realized gain/(loss) on
 investments and foreign
 currency transactions......   268,740     3,659     55,342        (84)      40,508
Net change in unrealized
 appreciation/(depreciation)
 on investments and foreign
 currency transactions......    54,151    78,764     16,686        --      (232,072)
                              --------  --------   --------   --------    ---------
Net realized and unrealized
 gain/(loss) on investments
 and foreign currency
 transactions...............   322,891    82,423     72,028        (84)    (191,564)
                              --------  --------   --------   --------    ---------
Net increase/(decrease) in
 net assets resulting from
 operations.................  $331,668  $405,324   $308,144   $224,171    $(186,992)
                              ========  ========   ========   ========    =========

--------
(a) From commencement of operations on February 1, 2000 to June 30, 2000.
                See accompanying notes to financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                      Statements of Changes in Net Assets


                                           Growth                          Fixed Income
                                            Fund                               Fund
                              ---------------------------------- ----------------------------------
                                Period                             Period
                                 Ended                              Ended
                               June 30,        Period Ended       June 30,        Period Ended
                                 2000      December 31, 1999 (a)    2000      December 31, 1999 (a)
                              -----------  --------------------- -----------  ---------------------
                              (Unaudited)                        (Unaudited)
Operations:
 Net investment income......  $     8,777       $     1,799      $   322,901       $    81,420
 Net realized gain/(loss) on
  investments...............      268,740            27,855            3,659           (56,505)
 Net change in unrealized
  appreciation/(depreciation)
  on investments............       54,151           834,546           78,764          (201,340)
                              -----------       -----------      -----------       -----------
 Net increase/(decrease) in
  net assets resulting from
  operations................      331,668           864,200          405,324          (176,425)
                              -----------       -----------      -----------       -----------
Distributions to
 Shareholders From:
 Net investment income......       (8,777)           (1,809)        (322,838)          (82,494)
                              -----------       -----------      -----------       -----------
  Net decrease in net assets
   resulting from
   distributions............       (8,777)           (1,809)        (322,838)          (82,494)
                              -----------       -----------      -----------       -----------
Shares of Beneficial
 Interest:
 Proceeds from shares
  issued....................    1,792,919        10,442,601        8,930,155        10,186,882
 Proceeds from dividends
  reinvested................        1,758               --           348,401             2,674
 Cost of shares redeemed....     (664,350)          (91,430)      (8,246,432)          (22,440)
                              -----------       -----------      -----------       -----------
  Net increase in net assets
   from shares of beneficial
   interest.................    1,130,327        10,351,171        1,032,124        10,167,116
                              -----------       -----------      -----------       -----------
Total increase in net
 assets.....................    1,453,218        11,213,562        1,114,610         9,908,197
Net Assets:
 Beginning of period........   11,213,562               --         9,908,197               --
                              -----------       -----------      -----------       -----------
 End of period..............  $12,666,780       $11,213,562      $11,022,807       $ 9,908,197
                              ===========       ===========      ===========       ===========

--------
(a) From commencement of operations on November 9, 1999 to December 31, 1999.
                See accompanying notes to financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                      Statements of Changes in Net Assets


                                         Diversified                   Money            Global
                                           Assets                     Market         Opportunities
                                            Fund                       Fund              Fund
                              ---------------------------------- ----------------- -----------------
                                Period
                                 Ended
                               June 30,        Period Ended        Period Ended      Period Ended
                                 2000      December 31, 1999 (a) June 30, 2000 (b) June 30, 2000 (b)
                              -----------  --------------------- ----------------- -----------------
                              (Unaudited)                           (Unaudited)       (Unaudited)
Operations:
 Net investment income......  $   236,116       $    51,943         $   224,255       $    4,572
 Net realized gain/(loss) on
  investments and foreign
  currency transactions.....       55,342            56,166                 (84)          40,508
 Net change in unrealized
  appreciation/(depreciation)
  on investments and foreign
  currency transactions.....       16,686           176,896                 --          (232,072)
                              -----------       -----------         -----------       ----------
 Net increase/(decrease) in
  net assets resulting from
  operations................      308,144           285,005             224,171         (186,992)
                              -----------       -----------         -----------       ----------
Distributions to
 Shareholders From:
 Net investment income......     (236,057)          (52,237)           (224,255)             --
                              -----------       -----------         -----------       ----------
  Net decrease in net assets
   resulting from
   distributions............     (236,057)          (52,237)           (224,255)             --
                              -----------       -----------         -----------       ----------
Shares of Beneficial
 Interest:
 Proceeds from shares
  issued....................    2,082,603        10,137,993          12,198,438       10,047,178
 Proceeds from dividends
  reinvested................      245,239               --              173,224              --
 Cost of shares redeemed....     (192,153)              --           (1,603,564)             --
                              -----------       -----------         -----------       ----------
  Net increase in net assets
   from shares of beneficial
   interest.................    2,135,689        10,137,993          10,768,098       10,047,178
                              -----------       -----------         -----------       ----------
Total increase in net
 assets.....................    2,207,776        10,370,761          10,768,014        9,860,186
Net Assets:
 Beginning of period........   10,370,761               --                  --               --
                              -----------       -----------         -----------       ----------
 End of period..............  $12,578,537       $10,370,761         $10,768,014       $9,860,186
                              ===========       ===========         ===========       ==========

--------
(a) From commencement of operations on November 9, 1999 to December 31, 1999.
(b) From commencement of operations on February 1, 2000 to June 30, 2000.
                See accompanying notes to financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                         Notes to Financial Statements
                           June 30, 2000 (Unaudited)

1.Organization

 The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of five series, the Growth Fund, the Fixed Income Fund, the Diversified Assets Fund, the Money Market Fund and the Global Opportunities Fund (collectively, the "Funds" and individually, a "Fund"). The Money Market Fund and the Global Opportunities Fund became active on February 1, 2000. The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2.Significant Accounting Policies

 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

 Security Valuation

 Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. These persons may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations.

 Security Transactions and Related Investment Income

 Security transactions are accounted for on the trade date, with realized gain or loss on the sale of investments determined by using the identified cost method. Corporate actions (including cash dividends) are recorded on the ex-date or after the ex-date as the Fund becomes aware of such action, net of any non-refundable tax withholdings. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

 Dividends and Distributions

 Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions are made on a tax basis which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for redemptions-in-kind and wash sales for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

 Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

3.Management, Administration, Fund Accounting Agreements

 Allianz of America, Inc., (the "Investment Adviser") provides advisory and management services to the Funds under separate management contracts. The Investment Adviser is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.75% for the Growth Fund, 0.50% for the Fixed Income Fund, 0.55% for the Diversified Assets Fund, 0.35% for the Money Market Fund and 0.95% for the Global Opportunities Fund of each Fund's average net assets. The Investment Adviser has voluntarily agreed to waive fees and reimburse the Funds to limit the annual expenses to 0.90% for the Growth Fund, 0.75% for the Fixed Income Fund, 1.00% for the Diversified Assets Fund, 0.90% for the Money Market Fund and 1.51% for the Global Opportunities Fund of each Fund's average net assets. For the period ended June 30, 2000, the amount of such waivers totaled $44,981, $26,607, $32,417, $14,791 and $38,125 for the Growth Fund, the Fixed Income Fund, the

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                           June 30, 2000 (Unaudited)

 Diversified Assets Fund, the Money Market Fund and the Global Opportunities Fund, respectively. For the period ended June 30, 2000, the amount of such reimbursements totaled $26,262, $34,932, $21,949, $22,870 and $0 for the
 Growth Fund, the Fixed Income Fund, the Diversified Assets Fund, the Money Market Fund and the Global Opportunities Fund, respectively.

 BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred. The amount of such payments totaled $32,283, $32,135, $32,898, $25,890 and $26,262 for the Growth Fund, the
 Fixed Income Fund, the Diversified Assets Fund, the Money Market Fund and the Global Opportunities Fund, respectively.

 The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, each Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets. The amount of such payments totaled $14,994, $13,303, $14,735, $10,565 and $10,326 for the Growth Fund, the Fixed Income Fund, the Diversified Assets Fund, the Money Market Fund and the Global Opportunities Fund, respectively.

4.Federal Income Taxes

 It is each Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

5.Security Purchases and Sales

 For the period ended June 30, 2000, purchases and sales of securities (excluding short-term securities) were as follows:

                                                          Purchases    Sales
                                                         ----------- ----------
  Growth Fund........................................... $ 3,772,419 $3,145,047
  Fixed Income Fund.....................................   8,386,413  6,548,986
  Diversified Assets Fund...............................   6,272,715  4,294,848
  Global Opportunities Fund.............................  14,361,319  4,494,696

6.Trustee Fees

 The unaffiliated Trustees of the Trust each receive a $2,000 meeting fee for each meeting of the Trustees of the Trust attended and receive reimbursement of out-of-pocket expenses incurred in connection with attendance at such meetings.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                           June 30, 2000 (Unaudited)


7.Sales and Redemptions of Shares

 Transactions in shares of beneficial interest were as follows:

                                   Period Ended June 30, 2000 (Unaudited)
                            --------------------------------------------------------
                                      Fixed    Diversified   Money        Global
                            Growth    Income     Assets      Market    Opportunities
                             Fund      Fund       Fund      Fund (a)     Fund (a)
                            -------  --------  ----------- ----------  -------------
  Shares Sold.............  165,126   915,846    204,529   12,198,438    1,004,603
  Issued upon reinvestment
   of distributions.......      162    35,749     23,858      173,224          --
  Shares redeemed.........  (61,469) (842,616)   (18,655)  (1,603,564)         --
                            -------  --------    -------   ----------    ---------
  Net increase............  103,819   108,979    209,732   10,768,098    1,004,603

 --------
 (a) From commencement of operations on February 1, 2000 to June 30, 2000.

                                                        Period Ended
                                                    December 31, 1999 (b)
                                               ---------------------------------
                                                            Fixed    Diversified
                                                Growth     Income      Assets
                                                 Fund       Fund        Fund
                                               ---------  ---------  -----------
  Shares Sold................................. 1,042,783  1,018,811   1,013,684
  Issued upon reinvestment of distributions...       --         268         --
  Shares redeemed.............................    (8,956)    (2,257)        --
                                               ---------  ---------   ---------
  Net increase................................ 1,033,827  1,016,822   1,013,684

 --------
 (b) From commencement of operations on November 9, 1999 to December 31,
     1999.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                              Financial Highlights


                                                       Growth Fund
                                           -------------------------------------
                                           Period Ended        Period Ended
                                           June 30, 2000   December 31, 1999 (a)
                                           -------------   ---------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period.....     $ 10.85             $ 10.00
                                              -------             -------
Income from Investment Operations:
 Net investment income...................        0.01                 --
 Net realized and unrealized gain on
  investments............................        0.28                0.85
                                              -------             -------
  Total from Investment Operations.......        0.29                0.85
                                              -------             -------
Distributions to shareholders from:
 Net investment income...................       (0.01)                -- *
                                              -------             -------
  Total Distributions to Shareholders....       (0.01)                --
                                              -------             -------
Net Asset Value, End of Period...........     $ 11.13             $ 10.85
                                              =======             =======
Total Return.............................        2.65%**             8.52%**
Ratios to Average Net Assets/Supplemental
 Data:
Net Assets, end of period (000)..........     $12,667             $11,214
Net investment loss before
 waivers/reimbursements..................       (1.04%)***          (2.89%)***
Net investment income net of
 waivers/reimbursements..................        0.15%***            0.12%***
Expenses before waivers/reimbursements...        2.09%***            3.90%***
Expenses net of waivers/reimbursements...        0.90%***            0.90%***
Portfolio turnover rate..................       29.26%               5.27%

--------
(a)From commencement of operations on November 9, 1999 to December 31, 1999. *Distributions from net investment income were less than one cent per share.
 **Total return for periods less than one year is not annualized.
***Annualized.
                See accompanying notes to financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                              Financial Highlights


                                                     Fixed Income Fund
                                            -----------------------------------
                                            Period Ended      Period Ended
                                            June 30, 2000 December 31, 1999 (a)
                                            ------------- ---------------------
                                             (Unaudited)
Net Asset Value, Beginning of Period.......    $  9.74           $10.00
                                               -------           ------
Income from Investment Operations:
 Net investment income.....................       0.30             0.08
 Net realized and unrealized gain/(loss) on
  investments..............................       0.05            (0.26)
                                               -------           ------
  Total from Investment Operations.........       0.35            (0.18)
                                               -------           ------
Distributions to shareholders from:
 Net investment income.....................      (0.30)           (0.08)
                                               -------           ------
  Total Distributions to Shareholders......      (0.30)           (0.08)
                                               -------           ------
Net Asset Value, End of Period.............    $  9.79           $ 9.74
                                               =======           ======
Total Return...............................       3.60%*          (1.79%)*
Ratios to Average Net Assets/Supplemental
 Data:
Net Assets, end of period (000)............    $11,023           $9,908
Net investment income before
 waivers/reimbursements....................       4.91%**          2.69%**
Net investment income net of
 waivers/reimbursements....................       6.07%**          5.71%**
Expenses before waivers/reimbursements.....       1.91%**          3.77%**
Expenses net of waivers/reimbursements.....       0.75%**          0.75%**
Portfolio turnover rate....................      69.04%           55.81%

--------
(a) From commencement of operations on November 9, 1999 to December 31, 1999.
 * Total return for periods less than one year is not annualized.
** Annualized.
                See accompanying notes to financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                              Financial Highlights


                                                  Diversified Assets Fund
                                            -----------------------------------
                                            Period Ended      Period Ended
                                            June 30, 2000 December 31, 1999 (a)
                                            ------------- ---------------------
                                             (Unaudited)
Net Asset Value, Beginning of Period.......    $ 10.23           $ 10.00
                                               -------           -------
Income from Investment Operations:
 Net investment income.....................       0.20              0.05
 Net realized and unrealized gain on
  investments..............................       0.05              0.23
                                               -------           -------
  Total from Investment Operations.........       0.25              0.28
                                               -------           -------
Distributions to shareholders from:
 Net investment income.....................      (0.20)            (0.05)
                                               -------           -------
  Total Distributions to Shareholders......      (0.20)            (0.05)
                                               -------           -------
Net Asset Value, End of Period.............    $ 10.28           $ 10.23
                                               =======           =======
Total Return...............................       2.42%*            2.81%*
Ratios to Average Net Assets/Supplemental
 Data:
Net Assets, end of period (000)............    $12,579           $10,371
Net investment income before
 waivers/reimbursements....................       3.08%**           0.75%**
Net investment income net of
 waivers/reimbursements....................       4.01%**           3.56%**
Expenses before waivers/reimbursements.....       1.92%**           3.80%**
Expenses net of waivers/reimbursements.....       1.00%**           1.00%**
Portfolio turnover rate....................      45.52%            52.17%

--------
(a) From commencement of operations on November 9, 1999 to December 31, 1999.
 * Total return for periods less than one year is not annualized.
** Annualized.
                See accompanying notes to financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                              Financial Highlights


                                                                 Money Market
                                                                     Fund
                                                               -----------------
                                                                 Period Ended
                                                               June 30, 2000 (a)
                                                               -----------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period..........................      $ 1.000
                                                                    -------
Income from Investment Operations:
 Net investment income........................................        0.022
                                                                    -------
  Total from Investment Operations............................        0.022
                                                                    -------
Distributions to shareholders from:
 Net investment income........................................       (0.022)
                                                                    -------
  Total Distributions to Shareholders.........................       (0.022)
                                                                    -------
Net Asset Value, End of Period................................      $ 1.000
                                                                    =======
Total Return..................................................         2.21%*
Ratios to Average Net Assets/Supplemental Data:
Net Assets, end of period (000)...............................      $10,768
Net investment income before waivers/reimbursements...........         4.41%**
Net investment income net of waivers/reimbursements...........         5.31%**
Expenses before waivers/reimbursements........................         1.79%**
Expenses net of waivers/reimbursements........................         0.90%**

--------
(a)From commencement of operations on February 1, 2000 to June 30, 2000. *Total return for periods less than one year is not annualized.
**Annualized.
                See accompanying notes to financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                              Financial Highlights


                                                                   Global
                                                                Opportunities
                                                                    Fund
                                                              -----------------
                                                                Period Ended
                                                              June 30, 2000 (a)
                                                              -----------------
                                                                 (Unaudited)
Net Asset Value, Beginning of Period.........................      $10.00
                                                                   ------
Income from Investment Operations:
 Net realized and unrealized loss on investments and foreign
  currency transactions......................................       (0.18)
                                                                   ------
  Total from Investment Operations...........................       (0.18)
                                                                   ------
Net Asset Value, End of Period...............................      $ 9.82
                                                                   ======
Total Return.................................................       (1.80%)*
Ratios to Average Net Assets/Supplemental Data:
Net Assets, end of period (000)..............................      $9,860
Net investment loss before waivers/reimbursements............       (0.81%)**
Net investment income net of waivers/reimbursements..........        0.11%**
Expenses before waivers/reimbursements.......................        2.43%**
Expenses net of waivers/reimbursements.......................        1.51%**
Portfolio turnover rate......................................       45.16%

--------
(a) From commencement of operations on February 1, 2000 to June 30, 2000.
 * Total return for periods less than one year is not annualized.
** Annualized.
                See accompanying notes to financial statements.


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

                            [LOGO OF USALLIANZ FUNDS]

The USAllianz VIP Funds are distributed by BISYS Fund Services. These funds are not FDIC insured.
                                                          SMANNRPT600 8/00